Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share - USD ($)			3 Months Ended	6 Months Ended
	Dec. 31, 2020	[1]	Jun. 30, 2021	Jun. 30, 2021
Numerator: Earnings allocable to redeemable Class A ordinary shares
Interest earned on marketable securities held in Trust Account			$ 3,161	$ 3,161
Less: Company portion available to pay taxes			(3,161)	(3,161)
Net income allocable to shares subject to possible redemption
Basic and diluted weighted average shares outstanding (in Shares)			22,470,433	14,141,692
Basic and diluted net income per share (in Shares)
Numerator: Net income minus net earnings
Net income			$ 2,803,140	$ 1,886,252
Less: Income allocable to ordinary shares subject to possible redemption
Non-redeemable net income			$ 2,803,140	$ 1,886,252
Weighted average shares outstanding, basic and diluted (in Shares)	5,625,000		9,384,192	8,619,700
Basic and diluted net income per common share (in Dollars per share)			$ 0.30	$ 0.22

[1]	This number excludes an aggregate of up to 843,750 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).